Document And Entity Information	Dec. 08, 2025
Document Information [Line Items]
Entity, Registrant Name	OLD MARKET CAPITAL CORPORATION
Document, Type	8-K
Document, Period End Date	Dec. 08, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-26680
Entity, Tax Identification Number	59-2506879
Entity, Address, Address Line One	1601 Dodge Street, Suite 3350
Entity, Address, City or Town	Omaha
Entity, Address, State or Province	NE
Entity, Address, Postal Zip Code	68102
City Area Code	531
Local Phone Number	867-3631
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OMCC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001000045